Derivative financial instruments - Disclosure of total derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	£ 256,836	£ 302,380
Derivative liabilities	(250,044)	(289,620)
Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	65,293,067	52,975,278
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	256,836	302,380
Derivative liabilities	(250,044)	(289,620)
Derivatives held for risk management | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	299,576	285,505
Derivatives held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	2,193	733
Derivative liabilities held for risk management	(586)	(1,047)
Derivatives held for trading | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	64,993,491	52,689,773
Derivatives held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	254,643	301,647
Derivative liabilities held for trading	£ (249,458)	£ (288,573)